Receivables From Customers, Traders And Concession Holders - Additional Information (Details)	12 Months Ended
Dec. 31, 2025
Receivables from Customers, Traders and Concession Holders
Billing period for estimated expected loss average history of non-collection over the total amount billed in each month for regular consumer	36 months
Billing period for estimated expected loss average history of non-collection over the total amount billed in each month for irregular consumption	18 months